Expense Example, No Redemption {- Fidelity Advisor Freedom® 2015 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-18 - Fidelity Advisor Freedom® 2015 Fund	May 28, 2022 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 651
3 Years	809
5 Years	977
10 Years	1,446
Class M
Expense Example, No Redemption:
1 Year	452
3 Years	665
5 Years	892
10 Years	1,525
Class C
Expense Example, No Redemption:
1 Year	156
3 Years	482
5 Years	828
10 Years	1,581
Class I
Expense Example, No Redemption:
1 Year	55
3 Years	169
5 Years	289
10 Years	621
Class Z
Expense Example, No Redemption:
1 Year	48
3 Years	149
5 Years	255
10 Years	$ 552